Cash and cash equivalents and investment securities (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2024	31 December 2023

Short-term bank deposits	4 964	4 201
Cash and bank accounts	6 210	6 131
Cash and cash equivalents	11 174	10 332

Bank overdrafts	-	(17)
Cash and cash equivalents in the statement of cash flows	11 174	10 314

Summary Of Investments In Short term Debt Securities

Million US dollar	31 December 2024	31 December 2023

Investment in unquoted companies	139	151
Investment in debt securities	29	27
Non-current investments	168	178

Investment in debt securities	221	67
Current investments	221	67